Restated Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Profit (loss) from continuing operations before income taxes	$ (208,827,000)	$ 545,190,000
Loss from discontinued operations before income taxes	(22,375,000)	(5,942,000)
Loss from discontinued operations before the undernoted	(231,202,000)	539,248,000
Items not affecting cash
Amortization of intangible assets	22,655,000	16,547,000
Depreciation of property and equipment	4,771,000	4,073,000
Amortization included in cost of sales	2,666,000	3,116,000
Share-based compensation	6,133,000	18,353,000
Financing charges, non-cash portion	18,223,000	14,547,000
Other	(110,000)	(369,000)
Change in fair value of investments		1,289,000
Change in fair value of derivative instruments and other	153,226,000	(474,393,000)
Adjustment required to reflect net cash receipts from gas sales	4,186,000	(2,876,000)
Net change in working capital balances	(12,973,000)	(36,425,000)
Adjustment for non-cash discontinued operations	405,000	231,000
Income taxes paid	(12,435,000)	(21,319,000)
Cash inflow (outflow) from operating activities	(44,455,000)	62,022,000
INVESTING
Purchase of property and equipment	(5,159,000)	(4,838,000)
Purchase of intangible assets	(38,383,000)	(30,938,000)
Acquisition of businesses	(4,281,000)	(10,832,000)
Short-term investments		25,532,000
Cash outflow from investing activities	(47,823,000)	(21,076,000)
FINANCING
Dividends paid	(87,959,000)	(86,261,000)
Repayment of long-term debt	(173,366,000)	(100,000,000)
Issuance of long-term debt	253,242,000	100,000,000
Share swap payout	(10,000,000)
Debt issuance costs	(18,132,000)	(4,115,000)
Credit facilities withdrawal	79,462,000	53,857,000
Issuance of preferred shares	10,447,000	9,260,000
Preferred shares issuance costs	(352,000)	(2,114,000)
Shares repurchase		(11,941,000)
Distributions to non-controlling interest		(9,603,000)
Cash inflow (outflow) from financing activities	53,342,000	(50,917,000)
Effect of foreign currency translation on cash balances	2,000	1,456,000
Net cash outflow	(38,934,000)	(8,515,000)
Cash and cash equivalents, beginning of year	48,861,000	57,376,000
Cash and cash equivalents, end of year	9,927,000	48,861,000
Supplemental cash flow information:
Interest paid	$ 52,836,000	$ 38,551,000